Investments accounted for using the equity method - Disclosure of ownership percentage and carrying value of investments in joint ventures and associates (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of joint ventures [line items]
Joint ventures	€ 7,037	€ 6,013
Associates	2,015	2,006
Total joint ventures and associates	€ 9,052	€ 8,019
Zhejiang Leapmotor Technology Co., Ltd. (“Leapmotor”)
Disclosure of joint ventures [line items]
Proportion of ownership interest in associate	21.30%	21.30%
Associates	€ 1,349	€ 1,409
Archer Aviation Inc (“Archer”)
Disclosure of joint ventures [line items]
Proportion of ownership interest in associate	16.00%	10.10%
Associates	€ 206	€ 112
Nordex S.A.
Disclosure of joint ventures [line items]
Proportion of ownership interest in associate	50.00%	50.00%
Associates	€ 148	€ 142
360 Energy S.A.
Disclosure of joint ventures [line items]
Proportion of ownership interest in associate	49.50%	49.50%
Associates	€ 113	€ 105
Stellantis E-Transmission N.V
Disclosure of joint ventures [line items]
Proportion of ownership interest in associate	0.00%	56.00%
Associates	€ 0	€ 172
Comau Group S.p.A
Disclosure of joint ventures [line items]
Proportion of ownership interest in associate	49.90%	0.00%
Associates	€ 124	€ 0
Others
Disclosure of joint ventures [line items]
Associates	€ 75	€ 66
Finance companies in partnership with Group Santander Consumer Finance (“SCF”)
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%
Joint ventures	€ 2,016	€ 1,977
Finance companies in partnership with BNPP PF
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%
Joint ventures	€ 1,086	€ 1,096
Tofas-Turk Otomobil Fabrikasi A.S.
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	37.90%	37.90%
Joint ventures	€ 1,101	€ 1,037
NextStar Energy Inc (“NextStar”)
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	49.00%	49.00%
Joint ventures	€ 897	€ 397
StarPlus Energy LLC (“StarPlus”)
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	49.00%	49.00%
Joint ventures	€ 763	€ 558
Automotive Cells Company SE (“ACC”)
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	45.00%	33.30%
Joint ventures	€ 429	€ 155
Leasys SAS
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%
Joint ventures	€ 424	€ 339
Symbio
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	33.30%	33.30%
Joint ventures	€ 197	€ 230
Others
Disclosure of joint ventures [line items]
Joint ventures	€ 124	€ 224